Transactions and Balances with Related Parties (Details) - Schedule of current assets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of current assets [Abstract]
Related party prepaid expense (a related party of Eventer) (note 4D)		$ 981
Advances to Pure Logistics (related party of Jeffs’ Brands) (note 4E)	228
Other receivables (a related party of Gix Internet) (note 4F)	60
Other receivables (a related party of Eventer) (note 4D)	10	18
Current assets, total	$ 298	$ 999